SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2013
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 14 -              SHORT-TERM BANK LOANS

On June 30, 2013, the Company’s short-term bank borrowings consisted of revolving bank loans of $8,329,263 from several banks, which were subject to annual interest rates ranging from 2.84% to 5.97%, with a weighted average interest rate of 4.07%, of which $4,645,907 was collateralized by a pledge of guarantee amounting to $4,855,390 with a restricted cash of the same amount deposited in the bank. The remaining borrowings are secured by the pledge of guarantee amounting to $1,334,025 with restricted cash, building and prepaid land leases with carrying values of $1,125,846 and $2,118,147 as of June 30, 2013, respectively. For the years ended June 30, 2011, 2012, and 2013, interest expenses on short-term bank loans amounted to $117,507, $557,333 and $391,785, respectively.